SEGMENTS	12 Months Ended
Dec. 31, 2011
SEGMENTS
SEGMENTS

NOTE 16. SEGMENTS

        The Company has three reportable segments, each of which represents an identifiable component of the Company for which separate financial information is available. This information is utilized by management to assess performance and allocate assets accordingly. The Company's management evaluates segment operating results based on several indicators. The primary key performance indicators are sales and operating income or loss for each segment. Operating income or loss, as evaluated by management, excludes certain items that are managed at the consolidated level, such as distribution and warehousing, impairments and other corporate costs. The following table represents key financial information for each of the Company's reportable segments, identifiable by the distinct operations and management of each: Retail, Franchising, and Manufacturing/Wholesale. The Retail reportable segment includes the Company's corporate store operations in the United States, Canada, Puerto Rico and its GNC.com and LuckyVitamin.com businesses. The Franchise reportable segment represents the Company's franchise operations, both domestically and internationally. The Manufacturing/Wholesale reportable segment represents the Company's manufacturing operations in South Carolina and the Wholesale sales business. This segment supplies the Retail and Franchise segments, along with various third parties, with finished products for sale. The Warehousing and Distribution and Corporate costs represent the Company's administrative expenses. The accounting policies of the segments are the same as those described in the "Basis of Presentation and Summary of Significant Accounting Policies."

        The following table represents key financial information of the Company's segments:

	Year ended December 31,
	2011	2010	2009
	(in thousands)
Revenue:
Retail	$1,518,494	$1,344,358	$1,256,314
Franchise	334,792	293,549	264,168
Manufacturing/Wholesale:
Intersegment(1)	224,127	209,465	201,306
Third Party	218,893	184,261	186,525

Sub total Manufacturing/Wholesale	443,020	393,726	387,831
Sub total segment revenues	2,296,306	2,031,633	1,908,313
Intersegment elimination(1)	(224,127)	(209,465)	(201,306)

Total revenue	$2,072,179	$1,822,168	$1,707,007

(1)
Intersegment revenues are eliminated from consolidated revenue.

	Year ended December 31,
	2011	2010	2009
	(in thousands)
Operating income:
Retail	$243,506	$181,873	$153,142
Franchise	111,261	93,821	80,800
Manufacturing/Wholesale	82,185	69,421	73,450
Unallocated corporate and other costs:
Warehousing and distribution costs	(60,539)	(54,983)	(53,557)
Corporate costs	(93,906)	(77,726)	(72,809)

Sub total unallocated corporate and other costs	(154,445)	(132,709)	(126,366)

Total operating income	282,507	212,406	181,026
Interest expense, net	74,903	65,376	69,940

Income before income taxes	207,604	147,030	111,086
Income tax expense	75,271	50,463	41,562

Net income	$132,333	$96,567	$69,524

	December 31,
	2011	2010	2009
	(in thousands)
Depreciation and amortization:
Retail	$25,982	$26,241	$24,164
Franchise	2,873	3,044	4,081
Manufacturing / Wholesale	11,585	11,407	10,926
Corporate / Other	6,350	6,301	7,494

Total depreciation and amortization	$46,790	$46,993	$46,665

Capital expenditures:
Retail	$29,331	$23,263	$20,640
Franchise	684	50	2
Manufacturing / Wholesale	7,534	4,318	4,527
Corporate / Other	6,268	4,891	3,513

Total capital expenditures	$43,817	$32,522	$28,682

Total assets
Retail	$1,339,325	$1,272,541	$1,262,755
Franchise	491,008	477,230	468,949
Manufacturing / Wholesale	410,171	410,832	423,884
Corporate / Other	189,083	264,480	162,506

Total assets	$2,429,587	$2,425,083	$2,318,094

Geographic areas
Total revenues:
United States	$1,972,121	$1,727,489	$1,618,452
Foreign	100,058	94,679	88,555

Total revenues	$2,072,179	$1,822,168	$1,707,007

Long-lived assets:
United States	$196,176	$188,988	$193,762
Foreign	9,251	10,207	10,151

Total long-lived assets	205,427	$199,195	$203,913

        The following table represents sales by general product category. The category "Other Wellness Products" includes other wellness products sales from the Company's point of sales system, sales from LuckyVitamin.com of $14.5 million, which is not on the Company's point of sales system, and certain required accounting adjustments of $2.2 million, $6.5 million and $5.7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

	December 31,
	2011	2010	2009
	(in thousands)
U.S. Retail Product Categories:
VMHS	$542,575	$496,093	$496,427
Sports Nutrition Products	621,751	531,269	443,408
Diet Products	139,612	122,259	128,039
Other Wellness Products	116,454	100,058	99,885

Total U.S. Retail revenues	1,420,392	1,249,679	1,167,759
Canada retail revenues(1)	98,102	94,679	88,555

Total Retail Revenue	$1,518,494	$1,344,358	$1,256,314

(1)
Canada sales are presented in total not by category as product sales for Canada are managed in local currency.

        In addition to the Retail product categories discussed above, Franchise revenues are primarily generated from (1) product sales to franchisees, (2) royalties from franchise retail sales and (3) franchise fees, and Manufacturing/Wholesale sales are generated from sales of manufactured products to third parties, primarily in the VMHS product category.